Capital and reserves - Summary of pre-tax tax amounts of component of other comprehensive income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pre-tax
Currency translation differences (including reclassifications), Pre-tax		$ (2,196)	$ 2,418	$ (3,771)
Cash flow hedges (including reclassifications), pre-tax		41	6	(6)
Costs of hedging (including reclassifications), Pre-tax		64	53	(186)
Share of items relating to equity-accounted entities, net of tax, Pre-tax		312	82	417
Other, Pre-tax		0	0	0
Tax
Currency translation differences (including reclassifications), Tax		9	(2)	(16)
Cash flow hedges (including reclassifications), Tax		(10)	(1)	0
Costs of hedging (including reclassifications), Tax		(4)	(3)	13
Share of items relating to equity-accounted entities, net of tax, Tax		0	0	0
Other, Tax		71	(64)	7
Currency translation differences (including reclassifications), Net of tax		(2,187)	2,416	(3,787)
Cash flow hedges (including reclassifications), Net of tax		31	5	(6)
Costs of hedging (including reclassifications), Net of tax		60	50	(173)
Share of items relating to equity-accounted entities, net of tax, Net of tax	[1]	312	82	417
Other, Net of tax		71	(64)	7
Pre-tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Pre-tax	[1]	170	328	2,317
Cash flow hedges that will subsequently be transferred to the balance sheet, Pre-tax	[1]	7	(3)	(37)
Tax
Remeasurements of the net pension and other post-retirement benefit liability or asset, Tax		(105)	(157)	(718)
Cash flow hedges that will subsequently be transferred to the balance sheet, Tax		0	0	0
Remeasurements of the net pension and other post-retirement benefit liability or asset, Net of tax		65	171	1,599
Costs of hedges that will subsequently be transferred to the balance sheet		7	(3)	(37)
Other comprehensive income, Pre-tax		(1,602)	2,884	(1,266)
Other comprehensive income, Tax		(39)	(227)	(714)
Other comprehensive income	[2]	$ (1,641)	$ 2,657	$ (1,980)

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.